Vessels, net (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Mar. 23, 2023	Dec. 23, 2021	Dec. 20, 2021	Nov. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Purchase consideration					$ 20,000
Proceeds from bank debt						$ 13,500
Debt instrument, term						7 years
Debt conversion, converted instrument, shares issued								1,034,751
Common stock issued for vessel acquisition			$ 2,172					$ 2,172
Due to related parties, current							$ 1,028	6,962
Assets held-for-sale, not part of disposal group, current								8,509
Loss on vessel held-for-sale								2,389
Aggregate sale price for the vessels		$ 8,900
Prepayment for loan facility		$ 5,780
Impairment charges							0	0		0
Previous year credits								45
Payment for additions of vessels								14
Accrued and unpaid amount								31
Proceeds from sale of property							8,509			$ 13,197
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property	$ 24,800
Proceeds from repayment of debt	$ 18,900
Pyxis Lamda [Member]
Property, Plant and Equipment [Line Items]
Previous year credits							562
Pyxis Epsilon Vessel [Member]
Property, Plant and Equipment [Line Items]
Previous year credits							1
Ballast Water Treatment System [Member]
Property, Plant and Equipment [Line Items]
Previous year credits							$ 561
Memorandum of Agreement [Member] | SPP Shipbuilding Co. Ltd [Member]
Property, Plant and Equipment [Line Items]
Debt conversion, converted instrument, shares issued								1,034,751
Cash								$ 4,320
Fair value of acquistion				$ 31,172
Due to related parties, current								2,995
Memorandum of Agreement [Member] | SPP Shipbuilding Co. Ltd [Member] | Secured Debt [Member]
Property, Plant and Equipment [Line Items]
Line of Credit Facility, Collateral Fees, Amount				$ 3,000
Unsecured Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, term			7 years
Facility cost								$ 21,680
Debt Instrument, Maturity Date, Description			due 2024
Shares Issued, Price Per Share								$ 2.8992
Chairman and Chief Executive Officer [Member]
Property, Plant and Equipment [Line Items]
Purchase consideration									$ 32,000